Restricted cash (Tables)	12 Months Ended
Dec. 31, 2017
Restricted cash
Schedule of classifications of restricted cash

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Non-current restricted cash	€1,158	€1,098	€1,046
Current restricted cash	—	6,570	6,857
Total restricted cash	€1,158	€7,668	€7,903